UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                             811-05150
                                                      --------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    383 Madison Avenue, New York, NY                             10179
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(Address of principal executive offices)                       (Zip code)

                               Vincent L. Pereira

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:         (212) 272-3550
                                                      --------------------------

Date of fiscal year end:  December 31, 2005
                          -----------------

Date of reporting period: January 1, 2005 through March 31, 2005
                          --------------------------------------

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NO. OF
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.44%
  CLOSED-END DOMESTIC FUNDS - 2.17%
    Adams Express Co.                                   49,500    $    637,065
    General American Investors Co., Inc.                 3,000          92,610
    Salomon Brothers Fund, Inc. (The)                   11,900         150,535
    Tri-Continental Corp.                               77,000       1,370,600
    Zweig Fund, Inc.                                   176,600         967,768
                                                                  ------------
                                                                     3,218,578
                                                                  ------------
  CONSUMER DISCRETIONARY - 14.68%
    Bed Bath & Beyond Inc. +                             4,200         153,468
    Best Buy Co., Inc.                                   4,750         256,548
    Carnival Corp.                                      11,800         611,358
    Circuit City Stores, Inc.                            1,000          16,050
    Clear Channel Communications, Inc.                   8,800         303,336
    Comcast Corp., Class A +                            31,537       1,065,320
    Costco Wholesale Corp.                               6,500         287,170
    CVS Corp.                                            2,500         131,550
    Delphi Corp.                                         7,600          34,048
    Eastman Kodak Co.                                    1,400          45,570
    Federated Department Stores, Inc.                    1,000          63,640
    Ford Motor Co.                                      26,300         297,979
    Fortune Brands, Inc.                                 1,000          80,630
    Furniture Brands International, Inc.                52,200       1,138,482
    Gannett Co., Inc.                                    2,000         158,160
    Gap, Inc. (The)                                     12,200         266,448
    General Motors Corp.                                 6,500         191,035
    Gildan Activewear Inc., Class A +                   44,300       1,882,750
    Goodyear Tire & Rubber Co. (The)                     4,500          60,075
    Harley-Davidson, Inc.                                4,400         254,144
    Hilton Hotels Corp.                                  3,200          71,520
    Home Depot, Inc. (The)                              30,600       1,170,144
    J.C. Penney Co., Inc.                                4,500         233,640
    Kohl's Corp.                                         5,000         258,150
    Lowe's Companies, Inc.                              11,200         639,408
    Marriott International, Inc., Class A                2,100         140,406
    Mattel, Inc.                                         5,500         117,425
    May Department Stores Co.                            4,900         181,398
    McDonald's Corp.                                    17,600         548,064
    Monsanto Co.                                           580          37,410
    News Corp., Class A                                 30,000         507,600
    NIKE, Inc., Class B                                  2,300         191,613
    Omnicom Group Inc.                                   4,100         362,932
    Reebok International Ltd.                            1,500          66,450
    Rockwell Automation, Inc.                            2,500         141,600
    Sears Holdings Corp. +                                 503          66,984
    Staples, Inc.                                        7,200         226,296
    Starbucks Corp. +                                    5,400         278,964
    Target Corp.                                        11,800         590,236
    Time Warner Inc. +                                  41,000         719,550
    TJX Companies, Inc. (The)                            7,000         172,410
    Toys "R" Us, Inc. +                                  1,000          25,760
    United Natural Foods, Inc.                          99,400       2,845,822
    Viacom Inc., non-voting Class B                     23,900         832,437
    Wal-Mart Stores, Inc.                               59,800       2,996,578
    Walt Disney Co. (The)                               29,200         838,916
    Yum! Brands, Inc.                                    3,000         155,430
                                                                  ------------
                                                                    21,714,904
                                                                  ------------

  CONSUMER STAPLES - 6.35%
    Altria Group, Inc.                                  29,300       1,915,927
    Anheuser-Busch Companies, Inc.                       8,700         412,293
    Archer-Daniels-Midland Co.                           5,460         134,207
    Campbell Soup Co.                                    2,000          58,040
    Coca-Cola Co. (The)                                 15,500         645,885
    Coca-Cola Enterprises Inc.                           6,500         133,380
    Colgate-Palmolive Co.                                2,100         109,557
    ConAgra Foods, Inc.                                  4,400         118,888
    General Mills, Inc.                                  2,500         122,875
    Gillette Co. (The)                                  12,600         636,048
    H.J. Heinz Co.                                       1,600          58,944
    Kimberly-Clark Corp.                                 6,900         453,537
    Kroger Co. (The) +                                   4,800          76,944
    Pepsi Bottling Group, Inc. (The)                     4,000         111,400
    PepsiCo, Inc.                                       24,800       1,315,144
    Procter & Gamble Co. (The)                          37,600       1,992,800
    Sara Lee Corp.                                      11,500         254,840
    Sysco Corp.                                          5,800         207,640
    Walgreen Co.                                        14,300         635,206
                                                                  ------------
                                                                     9,393,555
                                                                  ------------

  ENERGY - 7.86%
    Anadarko Petroleum Corp.                               900          68,490
    Baker Hughes Inc.                                    1,100          48,939
    CenterPoint Energy, Inc.                             3,900          46,917
    ChevronTexaco Corp.                                 19,330       1,127,132
    ConocoPhillips                                       6,237         672,598
    Exxon Mobil Corp.                                   71,000       4,231,600
    FMC Technologies, Inc. +                            93,300       3,095,694
    Marathon Oil Corp.                                   1,500          70,380
    Occidental Petroleum Corp.                           4,000         284,680
    Reliant Energy Inc. +                                1,104          12,564
    Schlumberger Ltd.                                    2,000         140,960
    Unocal Corp.                                         1,200          74,028
    Western Gas Resources, Inc.                         50,800       1,750,060
                                                                  ------------
                                                                    11,624,042
                                                                  ------------

  FINANCIALS - 18.30%
    Aetna Inc.                                           6,000         449,700
    Affiliated Managers Group, Inc. +                   30,300       1,879,509
    AFLAC Inc.                                           7,000         260,820
    Allstate Corp. (The)                                 9,300         502,758
    American Express Co.                                15,600         801,372
    American International Group, Inc.                  37,531       2,079,593
    Aon Corp.                                            4,900         111,916
    Bank of America Corp.                               55,616       2,452,666
    Bank of New York Co., Inc. (The)                     8,400         244,020
    Charles Schwab Corp. (The)                          12,000         126,120
    Citigroup Inc.                                      74,300       3,339,042
    Fannie Mae                                          13,000         707,850
    Fifth Third Bancorp                                  9,000         386,820
    First Marblehead Corp. (The)                        40,700       2,341,471
    Franklin Resources, Inc.                             3,700         254,005
    Freddie Mac                                          9,500         600,400
    Goldman Sachs Group, Inc. (The)                      7,300         802,927
    Hartford Financial Services Group, Inc. (The)        6,000         411,360
    JPMorgan Chase & Co.                                30,332       1,049,487
    Lehman Brothers Holdings Inc.                        3,600         338,976

    Manulife Financial Corp.                             2,963         141,987
    Marsh & McLennan Companies, Inc.                     4,100         124,722
    MBNA Corp.                                          12,600         309,330
    Merrill Lynch & Co., Inc.                           10,700         605,620
    MetLife, Inc.                                       10,200         398,820
    Morgan Stanley                                      15,500         887,375
    National City Corp.                                  9,700         324,950
    Northern Trust Corp.                                 3,500         152,040
    Piper Jaffray Companies, Inc. +                        104           3,805
    PNC Financial Services Group, Inc.                   4,100         211,068
    Prudential Financial, Inc.                           8,200         470,680
    State Street Corp.                                   3,500         153,020
    St. Paul Travelers Companies, Inc. (The)             9,476         348,053
    SunTrust Banks, Inc.                                 3,600         259,452
    UnumProvident Corp.                                  1,100          18,722
    U.S. Bancorp                                        25,401         732,057
    Wachovia Corp.                                      17,600         896,016
    Washington Mutual, Inc.                             11,550         456,225
    Wells Fargo & Co.                                   24,200       1,447,160
                                                                  ------------
                                                                    27,081,914
                                                                  ------------

  HEALTHCARE - 11.91%
    Abbott Laboratories                                 21,000         979,020
    Amgen Inc. +                                        18,900       1,100,169
    Becton, Dickinson & Co.                              3,900         227,838
    Biogen Idec Inc. +                                   3,000         103,530
    Boston Scientific Corp.                             12,300         360,267
    Bristol-Myers Squibb Co.                            10,500         267,330
    Cardinal Health, Inc.                                5,450         304,110
    Caremark Rx, Inc. +                                  6,500         258,570
    Cooper Companies, Inc. (The)                        40,500       2,952,450
    Edwards Lifesciences Corp. +                        39,200       1,694,224
    Eli Lilly & Co.                                     14,500         755,450
    Guidant Corp.                                        1,400         103,460
    HCA, Inc.                                            3,500         187,495
    Hospira, Inc. +                                        700          22,589
    Johnson & Johnson                                   40,900       2,746,844
    McKesson Corp.                                       2,300          86,825
    Medco Health Solutions, Inc. +                       1,687          83,625
    Medtronic, Inc.                                      1,500          76,425
    Merck & Co. Inc.                                    20,500         663,585
    Pfizer Inc.                                         99,660       2,618,068
    Schering-Plough Corp.                                5,000          90,750
    Tenet Healthcare Corp. +                             2,250          25,941
    UnitedHealth Group Inc.                             11,500       1,096,870
    Wyeth                                               19,200         809,856
                                                                  ------------
                                                                    17,615,291
                                                                  ------------

  INDUSTRIALS - 12.28%
    3M Co.                                              10,400         891,176
    Automatic Data Processing, Inc.                      4,900         220,255
    Boeing Co. (The)                                    11,700         683,982
    Caterpillar Inc.                                     2,900         265,176
    Cendant Corp.                                       14,000         287,560
    CSX Corp.                                            1,000          41,650
    Emerson Electric Co.                                 3,500         227,255
    FedEx Corp.                                          4,500         422,775
    General Dynamics Corp.                               3,100         331,855
    General Electric Co.                               122,700       4,424,562
    Heartland Express, Inc.                             40,435         774,330
    Honeywell International Inc.                        12,500         465,125
    Illinois Tool Works Inc.                             2,400         214,872

    IMS Health Inc.                                      1,400          34,146
    Lockheed Martin Corp.                                4,000         244,240
    Masco Corp.                                          4,200         145,614
    Northrop Grumman Corp.                               5,000         269,900
    Paychex, Inc.                                        4,200         137,844
    PHH Corp. +                                            700          15,309
    Shuffle Master, Inc. +                              48,300       1,398,768
    Southwest Airlines Co.                               6,450          91,848
    Transocean Inc. +                                    2,500         128,650
    Tyco International Ltd.                             33,397       1,128,819
    Union Pacific Corp.                                  2,000         139,400
    United Parcel Service, Inc., Class B                16,300       1,185,662
    United Technologies Corp.                            7,200         731,952
    USF Corp.                                           65,100       3,141,726
    Waste Management, Inc.                               4,200         121,170
                                                                  ------------
                                                                    18,165,621
                                                                  ------------

  INFORMATION TECHNOLOGY - 14.42%
    Adobe Systems Inc.                                   1,100          73,887
    Agere Systems Inc., Class A +                          240             343
    Altera Corp. +                                       3,400          67,252
    Analog Devices, Inc.                                 2,700          97,578
    Apple Computer, Inc. +                               3,000         125,010
    Applied Materials, Inc. +                            7,800         126,750
    CACI International Inc., Class A +                   9,800         541,254
    Cisco Systems, Inc. +                               96,400       1,724,596
    Corning Inc. +                                       8,000          89,040
    Dell Inc. +                                         29,700       1,141,074
    eBay Inc. +                                         19,000         707,940
    Electronic Arts Inc. +                               2,000         103,560
    Electronic Data Systems Corp.                        1,000          20,670
    EMC Corp. +                                        271,848       3,349,167
    Fairchild Semiconductor International, Inc. +      201,600       3,090,528
    First Data Corp.                                     7,324         287,907
    Freescale Semiconductor Inc., Class B +              1,512          26,082
    Hewlett-Packard Co.                                 27,900         612,126
    Intel Corp.                                         65,500       1,521,565
    International Business Machines Corp.               21,000       1,918,980
    Linear Technology Corp.                              2,500          95,775
    Maxim Integrated Products, Inc.                      2,300          94,001
    Micron Technology, Inc. +                            2,500          25,850
    Microsoft Corp                                     142,100       3,434,557
    Motorola, Inc.                                      25,700         384,729
    Oracle Corp. +                                      26,100         325,728
    QUALCOMM Inc.                                       17,000         623,050
    Sanmina-SCI Corp. +                                  5,500          28,710
    Siebel Systems, Inc. +                               2,500          22,825
    Solectron Corp. +                                    3,000          10,410
    Sun Microsystems, Inc. +                             7,500          30,300
    Symantec Corp. +                                    10,000         213,300
    Texas Instruments Inc.                               4,900         124,901
    Yahoo! Inc. +                                        8,800         298,320
                                                                  ------------
                                                                    21,337,765
                                                                  ------------

  MATERIALS - 6.67%
    Air Products & Chemicals, Inc.                       1,000          63,290
    Alcoa Inc.                                           4,200         127,638
    Dow Chemical Co. (The)                               5,400         269,190
    E.I. duPont de Nemours & Co.                         3,800         194,712
    Georgia-Pacific Corp.                                2,000          70,980
    International Paper Co.                              4,500         165,555
    Joy Global Inc.                                     93,000       3,260,580

    Neenah Paper, Inc. +                                   209           7,027
    Packaging Corp. of America                          70,700       1,717,303
    Peabody Energy Corp.                                34,400       1,594,784
    Praxair, Inc.                                        3,000         143,580
    Rohm & Haas Co.                                      1,000          48,000
    Steel Dynamics, Inc.                                61,900       2,132,455
    Weyerhaeuser Co.                                     1,000          68,500
                                                                  ------------
                                                                     9,863,594
                                                                  ------------

  REAL ESTATE INVESTMENT TRUSTS - 0.16%
    Simon Property Group, Inc.                           4,000         242,320
                                                                  ------------

  TELECOMMUNICATION SERVICES - 2.38%
    ALLTEL Corp.                                         4,000         219,400
    AT&T Corp.                                           9,320         174,750
    BellSouth Corp.                                     14,000         368,060
    Lucent Technologies Inc. +                          10,700          29,425
    Nextel Communications, Inc., Class A +              15,500         440,510
    SBC Communications Inc.                             23,100         547,239
    Sprint Corp.                                        18,800         427,700
    Verizon Communications Inc.                         37,100       1,317,050
                                                                  ------------
                                                                     3,524,134
                                                                  ------------
  UTILITIES - 2.26%
    American Electric Power Co., Inc.                    2,700          91,962
    Dominion Resources, Inc.                             7,100         528,453
    Duke Energy Corp.                                   13,300         372,533
    Edison International                                 4,000         138,880
    Exelon Corp.                                        11,000         504,790
    FirstEnergy Corp.                                    5,000         209,750
    FPL Group, Inc.                                      7,000         281,050
    Progress Energy, Inc.                                3,500         146,825
    Public Service Enterprise Group Inc.                 1,000          54,390
    Scottish Power plc, ADR                              4,000         124,800
    Southern Co. (The)                                  11,900         378,777
    TXU Corp.                                            4,700         374,261
    Xcel Energy, Inc.                                    8,200         140,876
                                                                  ------------
                                                                     3,347,347
                                                                  ------------

    TOTAL EQUITY SECURITIES
      (cost - $121,128,370)                                        147,129,065
                                                                  ============

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
                                                       -------

SHORT-TERM INVESTMENTS - 7.79%
  REPURCHASE AGREEMENTS - 7.79%
    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased
      at $861,193), 2.63%, 04/01/05, collateralized    $   861    $    861,130
      by $886,682 in U.S. Treasury Bonds

    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased at
      $8,464,847), 2.88%*, 04/01/05, collateralized
      by $8,710,540 in U.S. Treasury Bonds**             8,464       8,464,171

    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased at
      $2,210,177), 1.44%*, 04/01/05, collateralized
      by $2,275,104 in U.S. Treasury Bonds**             2,210       2,210,089
                                                                  ------------

  TOTAL SHORT-TERM INVESTMENTS
     (cost - $11,535,390)                                           11,535,390
                                                                  ------------

TOTAL INVESTMENTS - 107.23%
  (cost - $132,663,760)                                            158,664,455
                                                                  ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.23)%                    (10,704,368)
                                                                  ------------

NET ASSETS - 100.00%                                              $147,960,087
                                                                  ============

----------
+     Non-income producing security.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with cash collateral received for securities on loan.
ADR   American Depositary Receipts.

At March 31, 2005, the Fund held no securities valued in good faith by the Board of Directors.

Federal Income Tax Cost - At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $132,663,760, $32,298,513, $(6,297,818) and $26,000,695, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR.

Other information regarding the Fund is available in the Fund's most recent annual report. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.


      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 20, 2005


      /s/ Vincent L. Pereira
      --------------------------------
      Name:  Vincent L. Pereira
      Title: Principal Financial Officer
      Date:  May 20, 2005